Short-Term Bank Deposit	12 Months Ended
Dec. 31, 2017
Short-Term Bank Deposit [Abstract]
SHORT-TERM BANK DEPOSIT
NOTE 3: -	SHORT-TERM BANK DEPOSIT

	Interest rate
Currency	%	Deposit amount	Maturity date
As of December 31, 2017

U.S. dollars	2.28	40,000	December 27, 2018